WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Value
Communications - 6.7%
Internet Media & Services - 5.5%
Alphabet, Inc. - Class A (a)	15,657	$ 2,688,933
Meta Platforms, Inc. - Class A (a)	4,690	3,036,728
		5,725,661
Telecommunications - 1.2%
T-Mobile US, Inc.	5,396	1,306,911

Consumer Discretionary - 11.9%
Apparel & Textile Products - 1.3%
NIKE, Inc. - Class B	22,760	1,379,028

E-Commerce Discretionary - 2.9%
Amazon.com, Inc. (a)(b)	14,942	3,063,259

Leisure Facilities & Services - 2.8%
Marriott International, Inc. - Class A	6,236	1,645,244
Starbucks Corporation	14,587	1,224,579
		2,869,823
Retail - Discretionary - 4.9%
Lowe's Companies, Inc.	9,538	2,153,013
O'Reilly Automotive, Inc. (b)	1,164	1,591,770
TJX Companies, Inc. (The)	10,977	1,392,981
		5,137,764
Consumer Staples - 3.1%
Retail - Consumer Staples - 2.2%
Target Corporation	5,658	531,908
Walmart, Inc.	18,187	1,795,421
		2,327,329
Wholesale - Consumer Staples - 0.9%
Sysco Corporation (a)	12,570	917,610

Energy - 3.8%
Oil & Gas Producers - 2.5%
Diamondback Energy, Inc.	8,106	1,090,663
EOG Resources, Inc.	14,237	1,545,711
		2,636,374

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Energy - 3.8% (Continued)
Oil & Gas Services & Equipment - 1.3%
Baker Hughes Company	37,102	$ 1,374,629

Financials - 11.7%
Asset Management - 1.5%
Charles Schwab Corporation (The)	18,125	1,601,163

Banking - 7.1%
Citigroup, Inc. (a)	25,081	1,889,101
Fifth Third Bancorp	39,492	1,508,199
Truist Financial Corporation	39,388	1,555,826
Wells Fargo & Company (a)	32,332	2,417,787
		7,370,913
Financial Services - 1.1%
BlackRock, Inc.	1,175	1,151,371

Institutional Financial Services - 2.0%
Goldman Sachs Group, Inc. (The) (a)	3,509	2,106,979

Health Care - 11.6%
Biotech & Pharma - 2.3%
AbbVie, Inc. (a)	12,953	2,410,683

Health Care Facilities & Services - 1.5%
Cencora, Inc.	5,404	1,573,861

Medical Equipment & Devices - 7.8%
Abbott Laboratories	11,328	1,513,194
Becton, Dickinson and Company	4,087	705,375
Boston Scientific Corporation (b)	14,394	1,515,113
Danaher Corporation (a)	5,732	1,088,507
IDEXX Laboratories, Inc. (b)	1,592	817,269
Intuitive Surgical, Inc. (b)	4,427	2,445,209
		8,084,667
Industrials - 10.3%
Aerospace & Defense - 2.6%
Boeing Company (The) (b)	12,944	2,683,550

Diversified Industrials - 2.6%
Emerson Electric Company	13,763	1,643,027

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
Diversified Industrials - 2.6% (Continued)
Honeywell International, Inc.	4,978	$ 1,128,363
		2,771,390
Machinery - 2.5%
Ingersoll Rand, Inc.	17,032	1,390,493
Stanley Black & Decker, Inc.	18,000	1,177,740
		2,568,233
Transportation & Logistics - 2.6%
CSX Corporation	47,541	1,501,820
Delta Air Lines, Inc.	15,000	725,850
Knight-Swift Transportation Holdings, Inc.	12,000	531,840
		2,759,510
Materials - 3.3%
Chemicals - 2.1%
DuPont de Nemours, Inc.	17,471	1,167,063
International Flavors & Fragrances, Inc.	13,427	1,027,971
		2,195,034
Construction Materials - 1.2%
Carlisle Companies, Inc.	3,368	1,280,446

Technology - 25.0%
Semiconductors - 8.7%
Analog Devices, Inc. (a)	8,737	1,869,543
Broadcom, Inc.	10,775	2,608,304
NVIDIA Corporation (a)	28,130	3,801,207
NXP Semiconductors N.V.	4,214	805,422
		9,084,476
Software - 11.2%
Adobe, Inc. (b)	1,630	676,597
Check Point Software Technologies Ltd. (b)	6,443	1,474,674
Intuit, Inc.	2,151	1,620,714
Microsoft Corporation (a)	10,787	4,965,903
Salesforce, Inc.	5,335	1,415,749
ServiceNow, Inc. (b)	1,583	1,600,555
		11,754,192
Technology Hardware - 2.2%
Apple, Inc. (a)	11,628	2,335,484

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.2% (Continued)	Shares	Value
Technology - 25.0% (Continued)
Technology Services - 2.9%
Mastercard, Inc. - Class A (a)	4,378	$ 2,563,757
PayPal Holdings, Inc. (a)(b)	6,389	449,019
		3,012,776
Utilities - 2.8%
Electric Utilities - 2.8%
Edison International	21,825	1,214,561
Southern Company (The)	3,909	351,810
Xcel Energy, Inc.	19,205	1,346,271
		2,912,642

Total Common Stocks (Cost $63,867,295)		$ 94,395,758

MONEY MARKET FUNDS - 7.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.18% (c) (Cost $8,034,043)	8,034,043	$ 8,034,043

Investments at Value - 97.9% (Cost $71,901,338)		$ 102,429,801

Other Assets in Excess of Liabilities - 2.1%		2,189,961

Net Assets - 100.0%		$ 104,619,762

N.V.	- Naamloze Vennootschap

(a)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of May 31, 2025 was $24,320,328.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2025.

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2025 (Unaudited)

COMMON STOCKS - 40.5%	Shares	Value
Communications - 2.6%
Cable & Satellite - 1.3%
Comcast Corporation - Class A	38,000	$ 1,313,660

Entertainment Content - 1.3%
Walt Disney Company (The)	12,000	1,356,480

Consumer Discretionary - 5.4%
Leisure Facilities & Services - 1.5%
Hilton Worldwide Holdings, Inc.	6,400	1,590,016

Retail - Discretionary - 3.9%
AutoZone, Inc.	300	1,119,912
Burlington Stores, Inc.	4,400	1,004,388
Home Depot, Inc. (The)	2,500	920,725
Lululemon Athletica, Inc.	3,100	981,677
		4,026,702
Consumer Staples - 0.7%
Beverages - 0.7%
Constellation Brands, Inc. - Class A	4,100	730,989

Energy - 2.9%
Oil & Gas Producers - 1.8%
Occidental Petroleum Corporation	24,000	978,720
Ovintiv, Inc.	24,000	859,680
		1,838,400
Oil & Gas Services & Equipment - 1.1%
NOV, Inc.	100,500	1,206,000

Financials - 4.0%
Asset Management - 1.0%
T. Rowe Price Group, Inc.	11,100	1,038,849

Banking - 3.0%
Commerce Bancshares, Inc.	16,590	1,045,336
M&T Bank Corporation	5,500	1,004,520
PNC Financial Services Group, Inc. (The)	6,200	1,077,622
		3,127,478

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 40.5% (Continued)	Shares	Value
Health Care - 7.1%
Biotech & Pharma - 1.9%
Biogen, Inc.	6,700	$ 869,593
Johnson & Johnson	7,100	1,101,991
		1,971,584
Medical Equipment & Devices - 5.2%
Edwards Lifesciences Corporation	14,000	1,095,080
Medtronic plc	14,800	1,228,104
Mettler-Toledo International, Inc.	850	982,192
Revvity, Inc.	10,870	982,865
Zimmer Biomet Holdings, Inc.	12,810	1,180,698
		5,468,939
Industrials - 6.4%
Aerospace & Defense - 1.3%
Lockheed Martin Corporation	2,900	1,398,902

Diversified Industrials - 1.3%
Illinois Tool Works, Inc.	5,400	1,323,432

Electrical Equipment - 2.6%
Lennox International, Inc.	2,160	1,219,212
Rockwell Automation, Inc.	4,900	1,546,195
		2,765,407
Transportation & Logistics - 1.2%
Norfolk Southern Corporation	5,000	1,235,600

Materials - 0.9%
Chemicals - 0.9%
PPG Industries, Inc.	8,600	952,880

Technology - 9.2%
Semiconductors - 3.2%
Advanced Micro Devices, Inc.	9,500	1,051,935
Applied Materials, Inc.	8,000	1,254,000
Texas Instruments, Inc.	5,350	978,247
		3,284,182

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 40.5% (Continued)	Shares	Value
Technology - 9.2% (Continued)
Software - 4.4%
Atlassian Corporation - Class A	2,700	$ 560,601
Autodesk, Inc.	3,930	1,163,752
Oracle Corporation	4,700	777,991
Palo Alto Networks, Inc.	6,300	1,212,246
Workday, Inc. - Class A	3,750	928,912
		4,643,502
Technology Services - 1.6%
Accenture plc - Class A	2,863	907,056
Paychex, Inc.	5,000	789,550
		1,696,606
Utilities - 1.3%
Electric Utilities - 1.3%
Consolidated Edison, Inc.	13,500	1,410,615

Total Securities Sold Short - 40.5% (Proceeds $44,030,727)		$ 42,380,223

plc	- Public Limited Company

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communications - 10.6%
Internet Media & Services - 10.6%
Alphabet, Inc. - Class A	27,688	$ 4,755,137
Meta Platforms, Inc. - Class A	8,630	5,587,839
		10,342,976
Consumer Discretionary - 6.9%
E-Commerce Discretionary - 4.0%
Amazon.com, Inc. (a)	19,379	3,972,889

Retail - Discretionary - 2.9%
Lowe's Companies, Inc.	12,462	2,813,047

Consumer Staples - 4.2%
Retail - Consumer Staples - 1.6%
Target Corporation	17,055	1,603,340

Wholesale - Consumer Staples - 2.6%
Sysco Corporation	35,006	2,555,438

Energy - 1.7%
Oil & Gas Producers - 1.7%
EOG Resources, Inc.	14,938	1,621,819

Financials - 11.0%
Banking - 7.0%
Citigroup, Inc.	44,225	3,331,027
Wells Fargo & Company	46,982	3,513,314
		6,844,341
Institutional Financial Services - 4.0%
Goldman Sachs Group, Inc. (The)	6,540	3,926,943

Health Care - 10.8%
Biotech & Pharma - 3.0%
AbbVie, Inc.	15,691	2,920,252

Medical Equipment & Devices - 7.8%
Becton, Dickinson and Company	12,357	2,132,694
IDEXX Laboratories, Inc. (a)	4,927	2,529,325

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 10.8% (Continued)
Medical Equipment & Devices - 7.8% (Continued)
Intuitive Surgical, Inc. (a)	5,367	$ 2,964,409
		7,626,428
Industrials - 12.5%
Aerospace & Defense - 4.2%
Boeing Company (The) (a)	19,613	4,066,167

Diversified Industrials - 3.5%
Honeywell International, Inc.	14,908	3,379,196

Transportation & Logistics - 4.8%
CSX Corporation	82,388	2,602,637
Delta Air Lines, Inc.	44,038	2,130,999
		4,733,636
Technology - 40.3%
Semiconductors - 16.1%
Analog Devices, Inc.	13,788	2,950,356
Broadcom, Inc.	13,819	3,345,165
NVIDIA Corporation	52,124	7,043,516
NXP Semiconductors N.V.	12,706	2,428,498
		15,767,535
Software - 13.8%
Adobe, Inc. (a)	4,903	2,035,186
Microsoft Corporation	15,032	6,920,132
Salesforce, Inc.	10,282	2,728,534
ServiceNow, Inc. (a)	1,786	1,805,807
		13,489,659
Technology Hardware - 5.2%
Apple, Inc.	24,997	5,020,647

Technology Services - 5.2%
Mastercard, Inc. - Class A	6,406	3,751,354
PayPal Holdings, Inc. (a)	19,093	1,341,856
		5,093,210

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Utilities - 1.1%
Electric Utilities - 1.1%
Southern Company (The)	11,701	$ 1,053,090

Total Common Stocks (Cost $87,198,873)		$ 96,830,613

MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.18% (b) (Cost $788,518)	788,518	$ 788,518

Investments at Value - 99.9% (Cost $87,987,391)		$ 97,619,131

Other Assets in Excess of Liabilities - 0.1%		86,575

Net Assets - 100.0%		$ 97,705,706

N.V.	- Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2025.